Shareholders' equity - Dividend (Details)	Jul. 22, 2026 € / shares	Jul. 22, 2026 $ / shares	Jul. 02, 2026 € / shares	May 29, 2026 € / shares	Apr. 28, 2026 € / shares	Apr. 23, 2026 $ / shares	Apr. 02, 2026 € / shares	Jan. 23, 2026 $ / shares	Jan. 05, 2026 € / shares	Oct. 03, 2025 € / shares
Dividend
Dividend approved for the 2025 fiscal year (in Euros per share)				€ 3.4
First interim
Dividend
Dividend paid (in Euros or dollars per share)										€ 0.85
Interim dividend set by Board of Directors (in Euros per share)					€ 0.90
Second interim
Dividend
Dividend paid (in Euros or dollars per share) | (per share)								$ 0.987785	€ 0.85
Interim dividend set by Board of Directors (in Euros per share)	€ 0.90
Third interim
Dividend
Dividend paid (in Euros or dollars per share) | (per share)						$ 1.00164	€ 0.85
Final
Dividend
Dividend paid (in Euros or dollars per share) | (per share)		$ 0.97002	€ 0.85